American Funds Strategic Bond FundSM
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 89.97% U.S. Treasury bonds & notes 40.20% U.S. Treasury 21.78%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2022	$4,000	$4,119
U.S. Treasury 1.50% 2024	97	102
U.S. Treasury 2.25% 2024	1,224	1,319
U.S. Treasury 0.50% 2025	173,700	174,833
U.S. Treasury 1.625% 2026	385	413
U.S. Treasury 1.75% 2026	24,924	26,953
U.S. Treasury 1.875% 2026	2,093	2,273
U.S. Treasury 1.875% 2026	566	614
U.S. Treasury 3.125% 2028	205	247
U.S. Treasury 1.50% 2030[1]	53,378	57,598
U.S. Treasury 2.375% 2049[1]	231	288
U.S. Treasury 2.00% 2050[1]	6,340	7,371
		276,130
U.S. Treasury inflation-protected securities 18.42%
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	128,986	130,606
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	93,277	96,462
U.S. Treasury Inflation-Protected Security 2.125% 2041[1,2]	3,062	4,276
U.S. Treasury Inflation-Protected Security 1.00% 2046[1,2]	1,731	2,108
		233,452
Total U.S. Treasury bonds & notes		509,582
Corporate bonds & notes 31.85% Financials 5.72%
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[3]	3,700	3,564
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR on 3/20/2050)[3]	4,300	4,894
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[3]	3,550	3,914
Credit Suisse Group AG 4.194% 2031[3,4]	10,225	10,496
Danske Bank AS 3.875% 2023[4]	4,600	4,547
FS Energy and Power Fund 7.50% 2023[4]	2,090	1,876
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]	1,070	1,108
Goldman Sachs Group, Inc. 2.60% 2030	6,000	5,659
Goldman Sachs Group, Inc. 3.80% 2030	1,800	1,881
HSBC Holdings PLC 4.95% 2030	2,550	2,816
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[3]	10,000	9,883
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[3]	3,949	3,974
LPL Financial Holdings Inc. 4.625% 2027[4]	1,505	1,388
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[3]	3,675	3,727
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	1,675	1,545
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[3]	2,850	2,813
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[3]	1,650	1,702
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[3]	4,114	3,973
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[3]	2,200	2,813
		72,573
American Funds Strategic Bond Fund — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 4.77%	Principal amount (000)	Value (000)
AbbVie Inc. 2.60% 2024[4]	$3,800	$3,868
AbbVie Inc. 2.95% 2026[4]	2,516	2,569
AbbVie Inc. 4.25% 2049[4]	1,312	1,434
AstraZeneca PLC 3.375% 2025	3,600	3,796
Bayer US Finance II LLC 4.375% 2028[4]	1,450	1,553
Boston Scientific Corp. 3.75% 2026	395	415
Centene Corp. 4.25% 2027[4]	3,335	3,360
Centene Corp. 4.625% 2029[4]	2,990	3,022
Cigna Corp. 3.75% 2023	424	437
Cigna Corp. 4.375% 2028	1,437	1,549
Cigna Corp. 4.80% 2038	435	492
Cigna Corp. 4.90% 2048	645	783
Concordia International Corp. 8.00% 2024	403	357
CVS Health Corp. 4.25% 2050	1,064	1,111
HCA Inc. 5.25% 2049	2,300	2,472
Kinetic Concepts, Inc. 12.50% 2021[4]	365	368
Radiology Partners, Inc. 9.25% 2028[4]	665	581
Shire PLC 3.20% 2026	4,423	4,534
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	2,400	2,531
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	2,621	2,997
Team Health Holdings, Inc. 6.375% 2025[4]	1,475	529
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,585	4,212
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,646
Teva Pharmaceutical Finance Co. BV 7.125% 2025[4]	1,750	1,742
Teva Pharmaceutical Finance Co. BV 3.15% 2026	3,600	3,060
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,100	2,049
UnitedHealth Group Inc. 2.875% 2029	1,415	1,495
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	2,680	2,813
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	700	735
		60,510
Information technology 3.38%
Adobe Inc. 1.90% 2025	737	745
Adobe Inc. 2.15% 2027	1,332	1,350
Adobe Inc. 2.30% 2030	2,238	2,246
Broadcom Inc. 4.75% 2029[4]	8,460	8,611
Broadcom Ltd. 3.875% 2027	1,473	1,407
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	975	1,012
Financial & Risk US Holdings, Inc. 8.25% 2026[4]	2,260	2,390
Fiserv, Inc. 3.50% 2029	2,025	2,155
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[5,6]	300	283
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.603% 2023[5,6]	1,290	942
NVIDIA Corp. 3.50% 2050	6,000	6,569
Oracle Corp. 3.60% 2050	5,000	5,003
PayPal Holdings, Inc. 2.40% 2024	4,400	4,430
PayPal Holdings, Inc. 2.65% 2026	2,601	2,555
PayPal Holdings, Inc. 2.85% 2029	2,304	2,301
Unisys Corp. 10.75% 2022[4]	800	845
		42,844
Energy 3.33%
Apache Corp. 4.25% 2030	495	263
Apache Corp. 5.35% 2049	350	177
Baker Hughes, a GE Co. 4.08% 2047	915	755
American Funds Strategic Bond Fund — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 2.95% 2023	$325	$282
Cenovus Energy Inc. 5.25% 2037	523	235
Cenovus Energy Inc. 5.40% 2047	364	166
Cheniere Energy, Inc. 3.70% 2029[4]	4,974	3,741
Enbridge Energy Partners, LP 5.875% 2025	155	153
Enbridge Energy Partners, LP 7.375% 2045	318	351
Energy Transfer Operating, LP 2.90% 2025	3,201	2,712
Energy Transfer Operating, LP 3.75% 2030	2,803	2,209
Energy Transfer Partners, LP 6.125% 2045	1,170	976
Energy Transfer Partners, LP 5.30% 2047	647	495
Energy Transfer Partners, LP 6.00% 2048	352	297
Energy Transfer Partners, LP 6.25% 2049	1,000	849
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[3]	2,700	1,341
EQT Corp. 6.125% 2025	2,000	1,555
EQT Corp. 3.90% 2027	2,500	1,743
Kinder Morgan, Inc. 5.20% 2048	1,044	1,108
Marathon Oil Corp. 4.40% 2027	1,175	786
MPLX LP 5.50% 2049	685	581
Murphy Oil Corp. 5.875% 2027	965	508
MV24 Capital BV 6.748% 2034[4]	1,435	1,138
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	1,775	1,007
Noble Energy, Inc. 3.25% 2029	4,500	2,897
Occidental Petroleum Corp. 3.20% 2026	329	161
Occidental Petroleum Corp. 3.50% 2029	2,236	1,053
ONEOK, Inc. 3.10% 2030	697	527
Petrobras Global Finance Co. 5.093% 2030[4]	1,118	1,024
Petrobras Global Finance Co. 7.25% 2044	300	306
Petróleos Mexicanos 4.50% 2026	2,188	1,613
Petróleos Mexicanos 5.95% 2031[4]	625	433
Petróleos Mexicanos 7.69% 2050[4]	2,300	1,622
QEP Resources, Inc. 5.625% 2026	350	130
Saudi Arabian Oil Co. 3.50% 2029[4]	1,035	1,025
Saudi Arabian Oil Co. 4.375% 2049[4]	285	285
Sunoco Logistics Operating Partners, LP 5.40% 2047	1,090	869
Targa Resources Partners LP 5.50% 2030[4]	1,460	1,141
Teekay Corp. 9.25% 2022[4]	790	797
Total Capital International 3.455% 2029	1,905	2,015
Western Midstream Operating, LP 3.10% 2025	1,532	804
Western Midstream Operating, LP 4.05% 2030	1,101	487
Western Midstream Operating, LP 5.25% 2050	1,539	635
Williams Partners LP 6.30% 2040	576	584
Williams Partners LP 5.10% 2045	384	366
		42,202
Consumer discretionary 2.72%
Home Depot, Inc. 2.95% 2029	1,435	1,488
Lowe’s Cos., Inc. 4.05% 2047	533	531
Lowe’s Cos., Inc. 4.55% 2049	1,967	2,186
McDonald’s Corp. 3.625% 2049	979	1,005
McDonald’s Corp. 4.20% 2050	2,259	2,514
Melco International Development Ltd. 5.375% 2029[4]	305	265
MGM Resorts International 6.00% 2023	900	874
Neiman Marcus Group Ltd. LLC 8.75% 2024[4]	1,300	130
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[4,7]	816	265
American Funds Strategic Bond Fund — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
NIKE, Inc. 3.25% 2040	$2,344	$2,453
NIKE, Inc. 3.375% 2050	1,831	2,012
Party City Holdings Inc. 6.625% 2026[4]	560	59
PetSmart, Inc. 7.125% 2023[4]	1,325	1,258
PetSmart, Inc. 8.875% 2025[4]	825	753
S.A.C.I. Falabella 3.75% 2027[4]	1,885	1,621
S.A.C.I. Falabella 3.75% 2027[4]	400	344
Sands China Ltd. 4.60% 2023	2,020	2,077
Sands China Ltd. 5.40% 2028	2,000	1,891
Scientific Games Corp. 8.25% 2026[4]	2,795	1,805
TJX Cos., Inc. 4.50% 2050	4,846	5,216
Toyota Motor Credit Corp. 3.375% 2030	2,865	2,905
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[4]	955	905
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[4]	860	820
YUM! Brands, Inc. 7.75% 2025[4]	1,003	1,056
		34,433
Utilities 2.58%
AEP Transmission Co. LLC 3.65% 2050	725	750
Ameren Corp. 3.50% 2031	2,000	1,995
Berkshire Hathaway Energy Co. 4.25% 2050[4]	850	974
Colbun SA 3.15% 2030[4]	800	702
Consolidated Edison Co. of New York, Inc. 3.988% 2050	1,675	1,752
Edison International 3.125% 2022	2,800	2,755
Edison International 3.55% 2024	2,200	2,189
Edison International 4.95% 2025	425	431
Edison International 5.75% 2027	1,014	1,056
Edison International 4.125% 2028	1,186	1,138
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[3]	475	440
Enel Finance International SA 3.50% 2028[4]	1,690	1,701
Exelon Corp. 4.05% 2030	1,950	1,935
Exelon Corp. 4.70% 2050	750	787
FirstEnergy Corp. 2.65% 2030	1,800	1,708
Florida Power & Light Co. 3.15% 2049	850	886
Pacific Gas and Electric Co. 4.25% 2023[4,8]	186	189
Pacific Gas and Electric Co. 3.50% 2025[8]	114	111
Pacific Gas and Electric Co. 2.95% 2026[8]	254	242
Pacific Gas and Electric Co. 3.30% 2027[8]	304	293
Pacific Gas and Electric Co. 3.30% 2027[8]	144	139
Pacific Gas and Electric Co. 4.65% 2028[4,8]	141	148
Pacific Gas and Electric Co. 6.05% 2034[8]	2,000	2,031
Public Service Electric and Gas Co. 2.45% 2030	1,625	1,621
Public Service Electric and Gas Co. 3.15% 2050	425	445
Southern California Edison Co. 2.85% 2029	1,100	1,068
Southern California Edison Co. 4.125% 2048	942	1,011
Southern California Edison Co. 3.65% 2050	525	512
Southern California Edison Co., Series C, 3.60% 2045	1,009	931
Southern California Gas Co. 2.55% 2030	875	857
Talen Energy Corp. 7.25% 2027[4]	845	768
Xcel Energy Inc. 3.40% 2030	1,100	1,117
		32,682
American Funds Strategic Bond Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials 2.38%	Principal amount (000)	Value (000)
Boeing Co. 3.10% 2026	$697	$646
Boeing Co. 2.70% 2027	128	118
Boeing Co. 3.20% 2029	1,280	1,185
Boeing Co. 2.95% 2030	46	43
Boeing Co. 3.60% 2034	1,460	1,311
Canadian Pacific Railway Ltd. 2.05% 2030	2,000	1,869
CSX Corp. 2.40% 2030	2,228	2,145
CSX Corp. 3.80% 2050	546	576
Deere & Co. 3.75% 2050	4,203	4,789
Dun & Bradstreet Corp. 6.875% 2026[4]	1,445	1,511
Dun & Bradstreet Corp. 10.25% 2027[4]	960	1,023
F-Brasile SpA 7.375% 2026[4]	526	526
Hardwoods Acquisition Inc. 7.50% 2021[4]	1,170	421
Otis Worldwide Corp. 2.565% 2030[4]	2,250	2,193
Otis Worldwide Corp. 3.362% 2050[4]	306	302
Pisces Parent LLC 8.00% 2026[4]	1,349	1,170
Republic Services, Inc. 2.50% 2024	2,000	2,018
Science Applications International Corp. 4.875% 2028[4]	365	352
Uber Technologies, Inc. 7.50% 2023[4]	1,100	1,077
Uber Technologies, Inc. 8.00% 2026[4]	1,400	1,390
Union Pacific Corp. 3.95% 2059	3,000	3,291
Wesco Aircraft Holdings, Inc. 8.50% 2024[4]	2,400	1,929
Westinghouse Air Brake Technologies Corp. 4.40% 2024[3]	257	256
		30,141
Consumer staples 2.37%
Altria Group, Inc. 5.95% 2049	1,889	2,207
Anheuser-Busch InBev NV 4.75% 2029	80	88
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,241
British American Tobacco PLC 3.222% 2024	2,150	2,164
British American Tobacco PLC 3.557% 2027	1,645	1,553
British American Tobacco PLC 4.906% 2030	5,000	5,139
British American Tobacco PLC 4.39% 2037	1,050	977
British American Tobacco PLC 4.54% 2047	1,650	1,514
British American Tobacco PLC 4.758% 2049	1,010	957
Conagra Brands, Inc. 5.40% 2048	1,740	1,967
JBS Investments GmbH II 5.75% 2028[4]	1,651	1,611
Keurig Dr Pepper Inc. 4.597% 2028	1,418	1,560
Keurig Dr Pepper Inc. 5.085% 2048	1,900	2,398
Kraft Heinz Co. 3.00% 2026	1,525	1,486
Philip Morris International Inc. 3.375% 2029	3,810	4,027
Reynolds American Inc. 5.85% 2045	105	113
		30,002
Materials 2.27%
Anglo American Capital PLC 5.625% 2030[4]	3,100	3,153
Braskem Idesa Sapi 7.45% 2029[4]	1,544	1,095
Braskem SA 4.50% 2030[4]	1,650	1,290
Carrier Global Corp. 2.242% 2025[4]	943	924
Carrier Global Corp. 2.493% 2027[4]	780	748
Carrier Global Corp. 2.722% 2030[4]	2,552	2,363
Carrier Global Corp. 3.377% 2040[4]	1,028	912
Carrier Global Corp. 3.577% 2050[4]	893	807
Consolidated Energy Finance SA 6.50% 2026[4]	2,235	1,897
American Funds Strategic Bond Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cydsa SAB de CV 6.25% 2027[4]	$870	$651
Dow Chemical Co. 5.55% 2048	1,800	2,031
DowDuPont Inc. 5.419% 2048	495	547
First Quantum Minerals Ltd. 6.50% 2024[4]	2,850	2,383
First Quantum Minerals Ltd. 6.875% 2026[4]	800	646
FXI Holdings, Inc. 12.25% 2026[4]	1,945	1,528
Hexion Inc. 7.875% 2027[4]	2,100	1,801
LSB Industries, Inc. 9.625% 2023[4]	930	780
Nova Chemicals Corp. 5.25% 2027[4]	2,050	1,739
Sherwin-Williams Co. 3.80% 2049	868	873
Tronox Ltd. 6.50% 2026[4]	1,100	998
Warrior Met Coal, Inc. 8.00% 2024[4]	411	342
Westlake Chemical Corp. 5.00% 2046	1,095	1,047
Westlake Chemical Corp. 4.375% 2047	230	188
		28,743
Communication services 1.69%
AT&T Inc. 4.35% 2029	1,250	1,347
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[4]	1,300	1,281
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	2,200	2,207
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[4]	2,700	2,648
CenturyLink, Inc. 4.00% 2027[4]	1,175	1,131
Deutsche Telekom AG 3.625% 2050[4]	1,350	1,350
Fox Corp. 3.50% 2030	1,343	1,363
Frontier Communications Corp. 8.00% 2027[4]	1,890	1,875
Level 3 Communications, Inc. 3.875% 2029[4]	1,200	1,133
Netflix, Inc. 5.875% 2028	3,575	3,845
Netflix, Inc. 4.875% 2030[4]	1,931	1,971
Sprint Corp. 6.875% 2028	1,100	1,262
		21,413
Real estate 0.64%
Crown Castle International Corp. 4.15% 2050	2,926	2,894
Equinix, Inc. 2.625% 2024	2,226	2,093
Equinix, Inc. 2.90% 2026	883	814
Equinix, Inc. 3.20% 2029	798	743
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	1,538
		8,082
Total corporate bonds & notes		403,625
Mortgage-backed obligations 10.52% Federal agency mortgage-backed obligations 8.85%
Uniform Mortgage-Backed Security 3.00% 2050[9,10]	107,000	112,212
Commercial mortgage-backed securities 1.28%
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class B, 4.241% 2049[6,9]	4,000	3,919
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[9]	1,502	1,567
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[6,9]	4,000	4,089
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class B, 4.622% 2049[6,9]	2,000	2,009
American Funds Strategic Bond Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.197% 2049[4,6,9]	$1,500	$1,067
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.534% 2058[6,9]	4,000	3,508
		16,159
Collateralized mortgage-backed obligations (privately originated) 0.39%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,9]	1,970	1,973
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,9]	1,294	1,114
Mill City Mortgage Trust, Series 2019-GS2, Class M1, 3.00% 2059[4,9]	1,126	958
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 2056[4,6,9]	978	938
		4,983
Total mortgage-backed obligations		133,354
Bonds & notes of governments & government agencies outside the U.S. 5.02%
Argentine Republic 6.875% 2048	3,650	963
Brazil (Federative Republic of) 6.00% 2050[2]	BRL3,361	787
Brazil (Federative Republic of) 6.00% 2055[2]	7,361	1,736
Dominican Republic 5.875% 2060[4]	$465	396
Ghana (Republic of) 6.375% 2027[4]	1,610	1,187
Greece (Hellenic Republic of) 3.45% 2024	€1,220	1,457
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,781
Honduras (Republic of) 8.75% 2020	$2,529	2,526
India (Republic of) 7.61% 2030	INR367,000	5,181
India (Republic of) 7.88% 2030	333,000	4,784
Italy (Republic of) 0.10% 2023[2]	€25,564	27,645
Japan, Series 20, 0.10% 2025[2]	¥510,500	4,745
Panama (Republic of) 4.50% 2056	$1,475	1,612
Romania 3.50% 2034	€995	1,115
United Kingdom 0.125% 2041[2]	£2,459	4,869
United Mexican States 3.25% 2030	$2,090	1,964
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	914
		63,662
Asset-backed obligations 1.32%
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[9]	$6,743	5,679
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,9]	5,705	4,664
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,9]	3,940	4,091
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,9]	2,490	2,324
		16,758
Municipals 1.06% Illinois 0.57%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	2,330	2,298
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	45	45
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	751
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	1,780	1,997
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	100	110
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	1,970	1,958
		7,159
American Funds Strategic Bond Fund — Page 7 of 15

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.29%	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	$2,085	$2,297
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,345
		3,642
Puerto Rico 0.11%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	20	18
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	1,550	1,411
		1,429
New Jersey 0.09%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,179
Total municipals		13,409
Total bonds, notes & other debt instruments (cost: $1,149,852,000)		1,140,390
Preferred securities 0.02% Consumer discretionary 0.02%	Shares
Neiman Marcus Group, Inc., preferred shares[4,11]	264,634	194
Total preferred securities (cost: $133,000)		194
Short-term securities 19.67% Money market investments 19.67%
Capital Group Central Cash Fund 1.00%[12]	2,492,662	249,366
Total short-term securities (cost: $249,340,000)		249,366
Total investment securities 109.66% (cost: $1,399,325,000)		1,389,950
Other assets less liabilities (9.66)%		(122,498)
Net assets 100.00%		$1,267,452

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 3/31/2020[14] (000)	Unrealized (depreciation) appreciation at 3/31/2020 (000)
30 Day Federal Funds Futures	Short	1,976	April 2020	$(823,399)	$(822,802)	$(882)
90 Day Euro Dollar Futures	Long	2,385	June 2020	596,250	593,120	397
90 Day Euro Dollar Futures	Long	1,709	March 2021	427,250	426,032	5,198
2 Year U.S. Treasury Note Futures	Long	1,590	July 2020	318,000	350,409	575
5 Year U.S. Treasury Note Futures	Short	492	July 2020	(49,200)	(61,677)	41
10 Year Euro-Bund Futures	Long	103	June 2020	€10,300	19,597	(195)
10 Year U.S. Treasury Note Futures	Long	154	June 2020	$15,400	21,358	6
20 Year U.S. Treasury Bond Futures	Long	513	June 2020	51,300	91,859	2,966
30 Year Euro-Buxl Futures	Long	86	June 2020	€8,600	19,909	(666)
30 Year Ultra U.S. Treasury Bond Futures	Short	9	June 2020	$(900)	(1,997)	21
						$7,461
American Funds Strategic Bond Fund — Page 8 of 15

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD12,915	MXN241,710	Citibank	4/3/2020	$2,733
USD8,543	THB270,000	HSBC Bank	4/3/2020	316
JPY1,488,000	USD13,572	JPMorgan Chase	4/3/2020	268
USD2,223	CAD2,948	UBS AG	4/3/2020	128
USD3,039	SGD4,230	Bank of New York Mellon	4/3/2020	63
USD2,566	SEK25,000	Standard Chartered Bank	4/3/2020	38
THB270,000	USD8,239	JPMorgan Chase	4/3/2020	(12)
MXN26,900	USD1,183	Citibank	4/3/2020	(50)
MXN132,000	USD5,925	Goldman Sachs	4/3/2020	(364)
USD4,929	GBP3,810	Bank of New York Mellon	4/7/2020	196
EUR2,168	USD2,356	Standard Chartered Bank	4/8/2020	35
USD1,236	SGD1,715	Standard Chartered Bank	4/15/2020	29
USD787	SEK7,500	Standard Chartered Bank	4/15/2020	28
USD5,790	EUR5,200	Citibank	4/17/2020	51
EUR7,000	USD7,841	Morgan Stanley	4/17/2020	(116)
EUR12,830	USD14,310	Goldman Sachs	4/17/2020	(150)
AUD7,900	USD5,225	Morgan Stanley	4/17/2020	(365)
GBP4,950	USD5,998	Bank of America	4/20/2020	153
USD4,976	MXN115,000	Goldman Sachs	4/20/2020	144
MXN85,300	USD3,529	Goldman Sachs	4/20/2020	55
MXN83,075	USD3,447	Morgan Stanley	4/20/2020	44
USD4,994	GBP4,030	Morgan Stanley	4/20/2020	(14)
USD6,323	GBP5,100	Morgan Stanley	4/20/2020	(15)
JPY789,185	USD7,367	HSBC Bank	4/20/2020	(20)
USD5,980	GBP4,900	Morgan Stanley	4/20/2020	(109)
USD5,278	GBP4,439	HSBC Bank	4/20/2020	(238)
USD3,446	BRL16,130	Goldman Sachs	4/22/2020	346
USD7,792	KRW9,269,600	Citibank	4/22/2020	172
USD9,654	INR720,000	JPMorgan Chase	4/22/2020	163
CAD8,600	USD5,963	Citibank	4/27/2020	150
CAD5,200	USD3,588	HSBC Bank	4/27/2020	108
CAD2,948	USD2,031	JPMorgan Chase	4/27/2020	64
USD1,296	EUR1,200	Bank of New York Mellon	4/27/2020	(29)
USD5,954	EUR5,500	Bank of New York Mellon	4/27/2020	(118)
JPY571,739	USD5,145	JPMorgan Chase	4/28/2020	181
AUD3,825	USD2,237	Goldman Sachs	4/28/2020	116
EUR4,180	MXN110,000	Citibank	4/28/2020	(1)
COP21,289,000	USD5,263	Citibank	4/28/2020	(32)
CHF10,300	USD10,532	Morgan Stanley	5/6/2020	190
USD28,322	EUR26,155	Bank of America	5/6/2020	(566)
				$3,572
American Funds Strategic Bond Fund — Page 9 of 15

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
1.538%	U.S. EFFR	4/29/2020	$4,310,435	$4,864	$—	$4,864
1.5435%	U.S. EFFR	4/29/2020	2,015,100	2,283	—	2,283
1.135%	U.S. EFFR	4/29/2020	2,472,400	2,015	—	2,015
1.535%	U.S. EFFR	4/29/2020	1,367,800	1,540	—	1,540
1.119%	U.S. EFFR	4/29/2020	1,507,900	1,210	—	1,210
2.284%	U.S. EFFR	5/31/2020	150,000	191	—	191
3-month USD-LIBOR	2.674%	5/31/2020	150,000	(256)	—	(256)
1.309%	U.S. EFFR	12/16/2020	1,199,150	3,754	—	3,754
1.33075%	U.S. EFFR	12/16/2020	795,000	2,532	—	2,532
2.3355%	U.S. EFFR	1/7/2021	59,116	923	—	923
EONIA	(0.558)%	2/3/2021	€1,033,300	5	—	5
EONIA	(0.545)%	2/3/2021	1,033,400	(16)	—	(16)
EONIA	(0.531)%	2/3/2021	1,033,400	(37)	—	(37)
EONIA	(0.5315)%	2/3/2021	1,033,400	(37)	—	(37)
EONIA	(0.5145)%	2/3/2021	2,066,800	(126)	—	(126)
2.094%	U.S. EFFR	2/13/2021	$85,300	1,451	—	1,451
3-month USD-LIBOR	2.465%	2/13/2021	86,100	(1,322)	—	(1,322)
2.1125%	U.S. EFFR	3/28/2021	92,400	1,895	—	1,895
2.19875%	U.S. EFFR	5/7/2021	94,400	2,085	—	2,085
1.7775%	3-month USD-LIBOR	6/21/2021	271,900	4,184	—	4,184
1.4025%	U.S. EFFR	11/7/2021	118,875	2,186	—	2,186
1.433%	U.S. EFFR	12/16/2021	199,500	4,163	—	4,163
8.54%	28-day MXN-TIIE	1/6/2022	MXN202,228	410	—	410
8.44%	28-day MXN-TIIE	1/7/2022	227,772	446	—	446
0.681%	6-month GBP-LIBOR	1/30/2022	£65,100	256	—	256
0.676%	6-month GBP-LIBOR	1/30/2022	66,100	252	—	252
0.71%	6-month GBP-LIBOR	2/18/2022	66,100	295	—	295
1.63%	U.S. EFFR	2/22/2022	$32,700	949	—	949
1.082%	U.S. EFFR	2/26/2022	85,600	1,603	—	1,603
1.074%	U.S. EFFR	2/26/2022	85,400	1,586	—	1,586
1.07625%	U.S. EFFR	2/27/2022	84,510	1,576	—	1,576
1.0405%	U.S. EFFR	2/27/2022	84,515	1,518	—	1,518
3-month USD-LIBOR	1.23%	2/27/2022	84,650	(1,201)	—	(1,201)
3-month USD-LIBOR	1.262%	2/27/2022	84,650	(1,253)	—	(1,253)
1.0465%	U.S. EFFR	2/28/2022	86,975	1,575	—	1,575
3-month USD-LIBOR	1.233%	2/28/2022	87,220	(1,249)	—	(1,249)
0.91%	U.S. EFFR	3/2/2022	31,100	486	—	486
3-month USD-LIBOR	1.1225%	3/2/2022	272,100	(3,351)	—	(3,351)
U.S. EFFR	0.0965%	3/30/2022	90,915	(18)	—	(18)
U.S. EFFR	0.091%	3/31/2022	67,400	(6)	—	(6)
U.S. EFFR	0.092%	3/31/2022	67,300	(7)	—	(7)
U.S. EFFR	0.095%	3/31/2022	67,300	(11)	—	(11)
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	143	—	143
1.8475%	3-month USD-LIBOR	7/11/2022	$59,600	1,890	—	1,890
2.5775%	U.S. EFFR	7/16/2022	228,977	5,718	—	5,718
2.10125%	U.S. EFFR	1/12/2023	36,000	1,944	—	1,944
2.045%	3-month USD-LIBOR	3/24/2023	53,800	1,826	—	1,826
2.55%	U.S. EFFR	4/26/2023	50,000	3,699	—	3,699
2.5815%	U.S. EFFR	5/25/2023	96,000	7,276	—	7,276
2.437%	U.S. EFFR	5/31/2023	180,000	12,862	—	12,862
American Funds Strategic Bond Fund — Page 10 of 15

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
1.8875%	3-month USD-LIBOR	6/7/2023	$33,600	$1,021	$—	$1,021
1.569%	3-month USD-LIBOR	7/6/2023	40,500	959	—	959
1.615%	3-month USD-LIBOR	8/18/2023	73,000	1,785	—	1,785
3-month USD-LIBOR	3.09009%	10/31/2023	58,020	(5,452)	—	(5,452)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	1,990	—	1,990
U.S. EFFR	2.4435%	12/20/2023	14,017	(1,169)	—	(1,169)
7.79%	28-day MXN-TIIE	5/31/2024	MXN725,000	1,890	—	1,890
1.194%	U.S. EFFR	2/21/2025	$216,200	10,128	—	10,128
2.524%	3-month USD-LIBOR	4/14/2025	9,000	898	—	898
3-month USD-LIBOR	1.867%	7/11/2025	84,400	(3,178)	—	(3,178)
2.354%	3-month USD-LIBOR	9/25/2025	109,600	10,068	—	10,068
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	(49)	—	(49)
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	28	—	28
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(601)	—	(601)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(356)	—	(356)
1.22%	3-month USD-LIBOR	2/26/2027	$39,400	1,645	—	1,645
28-day MXN-TIIE	7.47%	4/5/2027	MXN60,000	(112)	—	(112)
28-day MXN-TIIE	7.625%	5/20/2027	108,000	(242)	—	(242)
2.91%	3-month USD-LIBOR	2/1/2028	$19,100	2,018	—	2,018
2.908%	3-month USD-LIBOR	2/1/2028	19,100	2,017	—	2,017
2.925%	3-month USD-LIBOR	2/1/2028	15,300	1,628	—	1,628
2.92%	3-month USD-LIBOR	2/2/2028	14,500	1,539	—	1,539
28-day MXN-TIIE	8.855%	12/28/2028	MXN126,589	(723)	—	(723)
U.S. EFFR	2.438%	1/11/2029	$77,000	(13,439)	—	(13,439)
3-month USD-LIBOR	2.724%	2/5/2029	69,240	(12,314)	—	(12,314)
3-month USD-LIBOR	2.7435%	2/6/2029	69,235	(12,433)	—	(12,433)
3-month USD-LIBOR	1.995%	7/19/2029	20,200	(2,394)	—	(2,394)
3-month USD-LIBOR	1.62105%	8/7/2029	50,000	(4,221)	—	(4,221)
1.63521%	3-month USD-LIBOR	8/8/2029	22,810	1,955	—	1,955
3-month USD-LIBOR	2.679%	4/14/2030	4,800	(922)	—	(922)
3-month USD-LIBOR	2.514%	9/25/2030	58,300	(10,188)	—	(10,188)
3-month USD-LIBOR	2.35%	3/24/2031	11,700	(1,812)	—	(1,812)
3-month USD-LIBOR	2.22%	6/7/2031	7,300	(1,026)	—	(1,026)
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	(938)	—	(938)
3-month USD-LIBOR	1.87%	8/18/2031	15,500	(1,624)	—	(1,624)
3-month USD-LIBOR	2.57%	11/18/2031	11,000	(1,881)	—	(1,881)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(1,683)	—	(1,683)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(2,061)	—	(2,061)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(2,079)	—	(2,079)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(1,613)	—	(1,613)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	17,256	—	17,256
3-month USD-LIBOR	2.045%	12/27/2049	14,400	(4,488)	—	(4,488)
3-month USD-LIBOR	2.0375%	1/6/2050	6,080	(1,880)	—	(1,880)
					$—	$40,648
American Funds Strategic Bond Fund — Page 11 of 15

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$60,063	$3,856	$3,159	$697
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	409,715	2,727	6,223	(3,496)
					$9,382	$(2,799)
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,278,000, which represented 2.86% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $153,321,000, which represented 12.10% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,225,000, which represented .10% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.
[12]	Rate represents the seven-day yield at 3/31/2020.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
American Funds Strategic Bond Fund — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,786,549,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $183,287,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $31,733,676,000 and $499,721,000, respectively.
American Funds Strategic Bond Fund — Page 13 of 15

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$509,582	$—	$509,582
Corporate bonds & notes	—	403,625	—	403,625
Mortgage-backed obligations	—	133,354	—	133,354
Bonds & notes of governments & government agencies outside the U.S.	—	63,662	—	63,662
Asset-backed obligations	—	16,758	—	16,758
Municipals	—	13,409	—	13,409
Preferred securities	—	194	—	194
Short-term securities	249,366	—	—	249,366
Total	$249,366	$1,140,584	$—	$1,389,950
American Funds Strategic Bond Fund — Page 14 of 15

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,204	$—	$—	$9,204
Unrealized appreciation on open forward currency contracts	—	5,771	—	5,771
Unrealized appreciation on interest rate swaps	—	138,416	—	138,416
Unrealized appreciation on credit default swaps	—	697	—	697
Liabilities:
Unrealized depreciation on futures contracts	(1,743)	—	—	(1,743)
Unrealized depreciation on open forward currency contracts	—	(2,199)	—	(2,199)
Unrealized depreciation on interest rate swaps	—	(97,768)	—	(97,768)
Unrealized depreciation on credit default swaps	—	(3,496)	—	(3,496)
Total	$7,461	$41,421	$—	$48,882
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CHF = Swiss francs	MXN = Mexican pesos
COP = Colombian pesos	Rev. = Revenue
Dev. = Development	SEK = Swedish kronor
Econ. = Economic	SGD = Singapore dollars
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EONIA = Euro Overnight Index Average	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
G.O. = General Obligation	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	USD/$ = U.S. dollars
ICE = Intercontinental Exchange, Inc.	UYU = Uruguayan pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-112-0520O-S73071	American Funds Strategic Bond Fund — Page 15 of 15